Share-Based Payment (Details)			12 Months Ended
		Aug. 14, 2023 ILS (₪)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪) ₪ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2022
Share-Based Payment [Line Items]
Unexercised options expiration period			10 years
Exercisable over a vesting term	[1]
Fair value estimated amount (in New Shekels) | ₪		₪ 822,000		₪ 106,000	₪ 240,000
Vesting period		3 years
Excluding grant			1,510,853	1,763,854	1,805,230		1,826,519
Unrecognized compensation expense (in New Shekels) | ₪			₪ 55
Weighted average period				6 years 3 months	6 years 3 months
Board of Directors [Member]
Share-Based Payment [Line Items]
Option exercisable				194,500	291,000
Exercisable over a vesting term				1	1
Exercise price of per share | ₪ / shares					₪ 1.062
Board of Directors [Member] | Bottom of Range [Member]
Share-Based Payment [Line Items]
Exercise price of per share | $ / shares						$ 0.258
Board of Directors [Member] | Top of Range [Member]
Share-Based Payment [Line Items]
Exercise price of per share | $ / shares						$ 0.837
RSUs [Member]
Share-Based Payment [Line Items]
Weighted average period			2 years 8 months 12 days
Option Plan [Member]
Share-Based Payment [Line Items]
Option available for future grants			3,589,147
RSUs [Member]
Share-Based Payment [Line Items]
Option available for future grants		900,000
Excluding grant					900,000

[1]	Excluding grant of 900,000 RSUs to the Company’s CEO during 2023.